Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
January 1 Balance	$ 477	$ 595	$ 783
Additions based on tax positions related to the current year	70	69	64
Additions for tax positions of prior years	1	7
Reductions for tax positions of prior years	(3)	(131)	(189)
Reductions due to statute of limitations	(60)	(63)	(63)
December 31 Balance	$ 485	$ 477	$ 595